Ross D. Hansen
Associate General Counsel
Office of General Counsel                     [LOGO OF CUNA MUTUAL GROUP(R)]
& Corporate Compliance                               CUNA MUTUAL GROUP
Phone:    608.665.7416                  INSURANCE o SERVICES o ASSET MANAGEMENT
Fax:      608.236.7548
E-mail:   ross.hansen@cunamutual.com
                                                     CMFG Life Insurance Company

                                  May 2, 2013

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

            Re:    CMFG LIFE INSURANCE COMPANY
                   CMFG VARIABLE LIFE INSURANCE ACCOUNT
                   FILE NOS. 333-148419/811-03915
                   RULE 497 FILING

Dear Commissioners:

        I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2013 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 665-7416.

                                           Sincerely,

                                           /s/Ross D. Hansen

                                           Ross D. Hansen
                                           Associate General Counsel